Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Cash Flows
Net cash provided by operating activities	$ 2,550	$ 1,038	$ 443
Net income/(loss)	1,475	166	(777)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	27	22	18
Depreciation, depletion and amortization	789	720	615
Impairment of assets	17	91	8
Deferred taxation	299	138	(199)
Cash utilized for hedge book settlements	0	(2,611)	(797)
Movement in non-hedge derivatives and bonds	(196)	2,544	1,689
Equity (income)/loss in associates	(59)	(40)	(88)
Dividends received from associates	111	143	101
Other non cash items	29	48	(125)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	189	131	19
Effect of changes in operating working capital items:
Receivables	(13)	(153)	(44)
Inventories	(244)	(215)	(169)
Accounts payable and other current liabilities	126	54	192
Net cash used in investing activities	(1,603)	(1,887)	(268)
Available for sale investments acquired	(47)	(22)	(12)
Held to maturity investments acquired	(100)	(92)	(77)
Associates and equity accounted joint ventures acquired	(8)	(3)	(354)
Contributions to associates and equity accounted joint ventures	(107)	(41)	0
Proceeds on disposal of associates	0	1	0
Associates and equity accounted joint ventures loans advanced	(25)	(3)	(2)
Associates loans repaid	0	0	0
Additions to property, plant and equipment	(1,393)	(973)	(1,019)
Expenditure on intangible assets	(16)	0	0
Proceeds on sale of mining assets	19	69	1,142
Proceeds on sale of available for sale investments	2	79	2
Proceeds on redemption of held to maturity investments	89	63	79
Cash Outflows From Derivatives Purchased	0	(984)	(18)
Cash inflows from derivatives purchased	0	0	0
Proceeds on disposal of subsidiary	9	0	0
Net loans receivable advanced	0	(6)	0
Loans receivable repaid	4	0	1
Cash of subsidiary disposed	(11)	0	0
Change in restricted cash	(19)	25	(10)
Net cash generated/(used) by financing activities	(319)	230	303
Short-term debt repaid	(118)	(1,522)	(1,867)
Short-term debt raised	9	363	1,014
Issuance of stock	10	798	306
Share issue expenses	(1)	(20)	(11)
Long-term debt repaid	(150)	(120)	(864)
Long-term debt raised	100	1,953	1,760
Debt issue costs	0	(39)	(14)
Cash Outflows From Derivatives With Financing	0	(1,066)	0
Cash inflows from derivatives with financing	0	0	35
Dividends paid to common stockholders	(131)	(67)	(45)
Dividends paid to noncontrolling interests	(38)	(50)	(11)
Net increase/(decrease) in cash and cash equivalents	628	(619)	478
Effect of exchange rate changes on cash	(102)	105	47
Cash and cash equivalents at beginning of period	575	1,100	575
Cash and cash equivalents at ending of period	1,112	575	1,100
Cash and cash equivalents of held for sale assets		11
Cash and cash equivalents - December 31	586	586
Cash and cash equivalents - January 1	$ 586	$ 586